SUBSEQUENT EVENTS (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 15 - SUBSEQUENT EVENTS
On July 3, 2024, TMTG; WorldConnect Technologies, L.L.C. (“WCT”); WorldConnect IPTV Solutions, LLC (“Solutions”); and JedTec, L.L.C. (“JedTec”) entered into an asset acquisition agreement, pursuant to which TMTG is to acquire substantially all of the assets of WCT or its affiliate, which mainly included certain agreements, including an option agreement, dated February 5, 2024, by and between WCT, Perception Group, Inc., Perception TVCDN Ltd., and FORA, FOrum RAčunalništva, d.o.o., as amended and restated (each of the parties thereto other than WCT, collectively, “Perception”), as well as ancillary agreements related to the source code purchase and support and maintenance. The transaction closed on August 9, 2024. Pursuant to the asset acquisition agreement, TMTG agreed to issue to Solutions and JedTec as consideration up to 5,100,000 shares of TMTG common stock, 2,600,000 shares of which were issuable on such closing date, and 2,500,000 shares of which will be issuable upon the satisfaction of certain Milestones (as that term is defined in the asset acquisition agreement).
On July 3, 2024, TMTG entered into a Standby Equity Purchase Agreement (“SEPA”) with YA II PN, LTD., a Cayman Islands exempt limited partnership (“Yorkville”). Pursuant to the SEPA, TMTG shall have the right, but not the obligation, to sell to Yorkville up to $2.5 billion of its Common Stock, subject to certain limitations and conditions set forth in the SEPA, from time to time during the term of the SEPA. Sales of shares to Yorkville under the SEPA, and the timing of any such sales, are at TMTG’s option, and TMTG is under no obligation to sell any securities to Yorkville under the SEPA. A registration statement filed in accordance with the SEPA was declared effective by the SEC on July 15, 2024.

NOTE 11 – SUBSEQUENT EVENTS
In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after December 31, 2023, up to the date the Company issued the consolidated financial statements.
Between January 22, 2024, and March 17, 2024, TMTG issued and/or amended the terms of numerous TMTG Convertible Notes, prior to the conversion of such notes on March 25, 2024, as described below.
On February 28, 2024, TMTG minority shareholder United Atlantic Ventures, LLC (“UAV”) initiated litigation against TMTG in the Delaware Court of Chancery (“Chancery Court”). On March 4, 2024, UAV filed an amended complaint, adding members of the TMTG board of directors as defendants. On April 11, 2024, UAV filed a second amended complaint, naming as defendants TMTG, the Combined Entity, and members of the boards of directors of both TMTG and the Combined Entity (collectively, the “Delaware Defendants”).
UAV’s second amended complaint sought primarily declaratory and injunctive relief, specifically:
1.	A declaration that Section 4.8 of the Combined Entity’s Second Amended Charter is void and unenforceable as applied to UAV;
2.	An injunction requiring the Combined Entity to remove the restriction legends on UAV’s stock;
3.
A declaration that TMTG approved and ratified all of UAV’s rights emanating from the Services Agreement to which UAV was a party and that was declared void ab initio on July 30, 2021, by an attorney for the Trump Organization, on behalf of President Trump. TMTG was not a party to the Services Agreement.

4.
A declaration that the Services Agreement is a valid and enforceable contract and that UAV has valid and enforceable rights thereunder, including the continuing right to appoint directors to TMTG’s and the Combined Entity’s boards.

5.	An injunction enjoining TMTG from further prosecuting the a lawsuit TMTG filed against UAV in Florida state court on March 24, 2024;
6.
Awarding UAV its attorneys’ fees and costs based upon the bad faith conduct of the Delaware Defendants and/or based on the benefit conferred on the Company [sic] and its minority stockholders through the prosecution of this action.

7.	Awarding such other relief as the Chancery Court deems equitable, just and proper.
On June 5, 2024, UAV filed a motion for leave to further amend its complaint. That motion, along with UAV’s renewed motion for contempt, remained pending as of the date of these financial statements.
On March 25, 2024, TMTG consummated the Merger Agreement dated October 20, 2021, between Digital World Acquisition Corp. (“Digitial World” or “DWAC”), DWAC Merger Sub, TMTG, ARC Global Investments II (“ARC”), LLC and TMTG’s General Counsel, as amended on May 11, 2022, August 9, 2023 and September 29, 2023. Pursuant to the Merger Agreement, and subject to the terms and conditions set forth therein, upon the Closing, Merger Sub merged with and into TMTG, with TMTG surviving as a wholly owned subsidiary of Digital World, and with TMTG’s stockholders receiving 87,500,000 shares of Digital World Class A common stock (excluding 40,000,000 Earnout Shares), subject to certain adjustments and earnout provisions, in exchange for TMTG common stock, which is in substance, a continuation of the TMTG shareholders’ equity interests in the TMTG business, plus up to an additional 7,854,534 shares of New Digital World common stock that were issued upon conversion of outstanding TMTG Convertible Notes immediately prior to the Closing.
On April 15, 2024, TMTG filed a registration statement on form S-1, which, as of the date of these financial statements, had not yet been declared effective and remained subject to amendment and completion.
On April 16, 2024, TMTG announced that it had finished the research and development phase of its new live TV streaming platform and would begin scaling up its own content delivery network. On May 16 and 17, 2024, respectively, the Company signed agreements to obtain data center services and purchase servers and related equipment for the project.
On April 26, 2024, in accordance with the terms of the Merger Agreement, the Company officially determined that 40,000,000 Earnout Shares had been earned, after which such shares were issued.